Summary of Significant Accounting Policies - Net Income per Common Share (Details) - USD ($)	3 Months Ended		5 Months Ended	6 Months Ended	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Jun. 30, 2021	Jun. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income	$ (153,275)	$ 1,292,965	$ 4,307,307	$ 3,145,445	$ 5,600,271	$ 2,992,171	$ 5,135,790
Redeemable Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income							$ 3,671,658
Weighted Average Number of Shares Outstanding, Basic							8,264,526
Weighted Average Number of Shares Outstanding, Diluted							8,264,526
Earnings Per Share, Basic							$ 0.44
Earnings Per Share, Diluted							$ 0.44
Non Redeemable Common Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Net income							$ 1,464,132
Weighted Average Number of Shares Outstanding, Basic							3,295,610
Weighted Average Number of Shares Outstanding, Diluted							3,295,610
Earnings Per Share, Basic							$ 0.44
Earnings Per Share, Diluted							$ 0.44